Investments (Details 10) (USD $) In Thousands, unless otherwise specified			12 Months Ended																				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 70% and less Maximum	Dec. 31, 2013 71 - 80% Minimum	Dec. 31, 2013 71 - 80% Maximum	Dec. 31, 2013 81 - 95% Minimum	Dec. 31, 2013 81 - 95% Maximum	Dec. 31, 2013 Greater than 95% Minimum	Dec. 31, 2013 Commercial mortgage loans	Dec. 31, 2012 Commercial mortgage loans	Dec. 31, 2013 Commercial mortgage loans Minimum	Dec. 31, 2012 Commercial mortgage loans Minimum	Dec. 31, 2013 Commercial mortgage loans Maximum	Dec. 31, 2012 Commercial mortgage loans Maximum	Dec. 31, 2013 Commercial mortgage loans 70% and less	Dec. 31, 2012 Commercial mortgage loans 70% and less	Dec. 31, 2013 Commercial mortgage loans 71 - 80%	Dec. 31, 2012 Commercial mortgage loans 71 - 80%	Dec. 31, 2013 Commercial mortgage loans 81 - 95%	Dec. 31, 2012 Commercial mortgage loans 81 - 95%	Dec. 31, 2013 Commercial mortgage loans Greater than 95%	Dec. 31, 2012 Commercial mortgage loans Greater than 95%	Dec. 31, 2013 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah
Commercial mortgage loans
Concentration percentage																							37.00%
Loan-to-value percentage			70.00%	71.00%	80.00%	81.00%	95.00%	95.00%
Commercial mortgage loans									$ 564,415	$ 632,152	$ 22	$ 36	$ 12,500	$ 11,588	$ 497,411	$ 545,156	$ 41,943	$ 41,449	$ 18,687	$ 31,378	$ 6,374	$ 14,169
Less valuation allowance									(2,047)	(3,646)
Net commercial mortgage loans	$ 562,368	$ 628,506							$ 562,368	$ 628,506
% of Gross Mortgage Loans (as a percent)									100.00%	100.00%					88.20%	86.20%	7.40%	6.60%	3.30%	5.00%	1.10%	2.20%
Debt-Service Coverage Ratio (as a percent)									2.01%	1.86%					2.08%	1.98%	1.60%	1.31%	1.35%	0.92%	0.85%	1.06%